INCOME TAX - Reconciliation of statutory income tax rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Current income tax	$ (2,700,633)	$ (562,210)	$ (1,009,829)
Income tax - deferred method	2,028,926	332,547	(1,107,259)
Income tax	(671,707)	(229,663)	(2,117,088)
Income tax allotted in Other comprehensive income	(340,954)	10,504	(167,510)
Total Income Tax Charge	$ (1,012,661)	$ (219,159)	$ (2,284,598)